Accounts Receivables - Schedule of Accounts Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Total net	R$ 875,382	R$ 1,165,866
Accounts receivable
Disclosure of financial assets [line items]
Total local currency	716,854	1,100,958
Total foreign currency	174,659	79,624
Allowance for expected losses	(16,131)	(14,716)	R$ (12,723)
Accounts receivable | Carrying amount
Disclosure of financial assets [line items]
Total net	891,513	1,180,582
Accounts receivable | Credit card companies
Disclosure of financial assets [line items]
Total local currency	394,895	768,839
Total foreign currency	8,927	4,439
Accounts receivable | Cargo and travel agencies
Disclosure of financial assets [line items]
Total local currency	146,854	127,509
Accounts receivable | Maintenance reserve
Disclosure of financial assets [line items]
Total foreign currency	112,170	6,726
Accounts receivable | Azul Viagens
Disclosure of financial assets [line items]
Total local currency	56,870	88,410
Accounts receivable | TudoAzul program
Disclosure of financial assets [line items]
Total local currency	65,522	56,485
Accounts receivable | Airline partner companies
Disclosure of financial assets [line items]
Total foreign currency	24,910	17,598
Accounts receivable | Insurance
Disclosure of financial assets [line items]
Total foreign currency	7,150	24,112
Accounts receivable | Other
Disclosure of financial assets [line items]
Total local currency	52,713	59,715
Total foreign currency	R$ 21,502	R$ 26,749